Long-Term Debt	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Long-Term Debt
Long-Term Debt
Long-term debt is listed below:

December 31,	2018		2017
(In thousands)	Outstanding Balance	Average Rate	Outstanding Balance	Average Rate
Total Federal Home Loan Bank advances by year of maturity:
2018	$—	—%	$150,000	2.04%
2019	100,000	1.92%	100,000	1.92%
2020	50,000	2.04%	50,000	2.04%
2021	100,000	1.96%	100,000	1.96%
2022	50,000	3.01%	—	—%
2023	100,000	3.40%	100,000	3.40%
Thereafter	—	—%	—	—%
Total	$400,000	2.45%	500,000	2.27%

On November 30, 2012, Park restructured $300 million in repurchase agreements at a rate of 1.75%. As part of this restructuring, Park paid a prepayment penalty of $25 million. The penalty was amortized as an adjustment to interest expense over the remaining term of the repurchase agreements using the effective interest method, resulting in an effective interest rate of 3.55%. The entire $25 million prepayment penalty had been amortized by December 31, 2017.

On November 21, 2014, Park restructured $50 million in FHLB advances at a rate of 1.25%. As part of this restructuring, Park paid a prepayment penalty of $3.2 million. The penalty was amortized as an adjustment to interest expense over the remaining term of the advances using the effective interest method, resulting in an effective interest rate of 3.52%. The entire $3.2 million prepayment penalty had been amortized by December 31, 2017.

On October 20, 2016, Park prepaid $50.0 million of FHLB advances, incurring a $5.6 million prepayment penalty recognized within other expense on the Consolidated Statements of Income for the year ended December 31, 2016. These advances had an interest rate of 3.15% and a maturity date of November 13, 2023.

Park had no long-term debt at December 31, 2018 with a contractual maturity longer than five years.

At December 31, 2018 and 2017, FHLB advances were collateralized by investment securities owned by PNB and by various loans pledged under a blanket agreement by PNB. At December 31, 2018 and 2017, $22 million and $25 million, respectively, of investment securities were pledged as collateral for FHLB advances. At December 31, 2018 and 2017, $1,646 million and $1,789 million, respectively, of commercial real estate and residential mortgage loans were pledged under a blanket agreement to the FHLB by PNB.